Document and Entity Information	May 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company previously reported the substantial purchase of outstanding shares of EOS, pursuant to the Tender Offer Agreement, on its Current Report on Form 8-K filed with the Securities and Exchange Commission on May 18, 2021 (the “Initial 8-K”). This Amendment Number 1 to Current Report on Form 8-K/A (this “Form 8-K/A”) amends the Initial 8-K to include the financial statements and pro forma financial information required to be filed in connection with the acquisition of EOS pursuant to Item 9.01(a) and (b) of Form 8-K. The information previously reported under Item 2.01 in the Initial 8-K filed on May 18, 2021 is hereby incorporated by reference into this Form 8-K/A.
Document Period End Date	May 13, 2021
Entity Registrant Name	ALPHATEC HOLDINGS, INC.
Entity Central Index Key	0001350653
Entity Emerging Growth Company	false
Entity File Number	000-52024
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2463898
Entity Address, Address Line One	1950 Camino Vida Roble
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	431-9286
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0001 per share
Trading Symbol	ATEC
Security Exchange Name	NASDAQ